NET (LOSS) INCOME PER SHARE - Schedule of Calculations of Basic and Diluted Earnings Per Share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares
Earnings per share [abstract]
Basic EPS (in shares) | shares	630,306,219	400,109,698
Net (loss) income from continuing operations	$ (18,861)	$ 260,294
Net income from discontinued operations	240,332	78,993
Profit (loss)	$ 221,471	$ 339,287
Basic (in dollars per share) from continuing operations | $ / shares	$ (0.03)	$ 0.65
Basic (in dollars per share) from discontinued operations | (per share)	0.38		$ 0.20
Basic EPS (in dollars per share) | (per share)	$ 0.35	$ 0.85	0.85
Dilutive RSUs and pRSUs (in shares) | shares		5,312,606
Dilutive stock options (in shares) | shares		198,626
Dilutive Convertible Notes (in shares) | shares		67,925,780
Dilutive convertible notes from Continuing operations		$ 18,194
Profit (Loss) attributable dilutive convertible notes		$ 18,194
Diluted EPS (in shares) | shares	630,306,219	473,546,710
Profit (loss) from continuing operations, diluted EPS		$ 278,488
Profit (loss) from discontinued operations, diluted EPS		78,993
Profit (loss), diluted EPS		$ 357,481
Diluted (in dollars per share) from continuing operations | (per share)	$ (0.03)	$ 0.59	0.59
Diluted (in dollars per share) from discontinued operations | $ / shares			0.17
Diluted EPS (in dollars per share) | (per share)	$ 0.35	$ 0.75	$ 0.75